Convertible notes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Principal amount		$ 1,149
Convertible Notes [Member]
Short-term Debt [Line Items]
Principal amount		1,149
Payments of debt issuance costs		44	$ 106
Convertible notes measured at fair value			2,169
Total principal amount converted		$ 1,114	$ 35
Total shares issued from conversion of debt		1,343,425	51,511
Convertible Notes [Member] | LG Capital Funding, LLC [Member]
Short-term Debt [Line Items]
Principal amount		$ 231
Issue date		Oct. 06, 2015
Maturity date		Oct. 06, 2016
Interest rate		8.00%
Conversion discount rate	[1]	35.00%
Convertible Notes [Member] | JSJ Investments INC [Member]
Short-term Debt [Line Items]
Principal amount		$ 150
Issue date		Mar. 06, 2015
Maturity date	[2]	Mar. 12, 2015
Interest rate		12.00%
Conversion discount rate	[1]	43.00%
Cash Redemption Premium On Debt Instrument		150.00%
Convertible Notes [Member] | Crown Bridge Partner, LLC [Member]
Short-term Debt [Line Items]
Principal amount		$ 46
Issue date		Nov. 09, 2015
Maturity date		Aug. 25, 2016
Interest rate		5.00%
Conversion discount rate	[1]	42.00%
Convertible Notes [Member] | Service Trading Company, LLC [Member]
Short-term Debt [Line Items]
Principal amount		$ 105
Issue date		Nov. 06, 2015
Maturity date		Nov. 06, 2016
Interest rate		8.00%
Conversion discount rate	[1]	35.00%
Convertible Notes [Member] | Adar Bays, LLC [Member]
Short-term Debt [Line Items]
Principal amount		$ 158
Issue date		Nov. 06, 2015
Maturity date		Nov. 06, 2016
Interest rate		8.00%
Conversion discount rate	[1]	35.00%
Convertible Notes [Member] | Vis Vires Group, INC [Member]
Short-term Debt [Line Items]
Principal amount		$ 159
Issue date		Oct. 06, 2015
Maturity date		Mar. 15, 2016
Interest rate		8.00%
Conversion discount rate	[1]	39.00%
Convertible Notes [Member] | Black Forest Capital, LLC [Member]
Short-term Debt [Line Items]
Principal amount		$ 300
Issue date			Jul. 17, 2015
Maturity date		Jul. 17, 2016
Interest rate		12.00%
Conversion discount rate	[1]	42.00%

[1]	The rate is the discount to the lowest closing bid price of the Company’s ordinary shares for the 10 or 20 days prior to the date of conversion or execution of the convertible note agreements, as the case may be.
[2]	At any time before, on and after the maturity date, this note has a cash redemption premium of 150%.